Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit		$ 579,000		$ 74,000		$ 18,842
Committed to purchase property, plant and equipment		59,675,567		52,678,554		1,941,932
Prepayment of property, plant and equipment		3,689,863	$ 120,074	3,761,120
Construction contract related to real estate business				59
Letter of credits		622,539		738,628		20,258
Approved contribution in consideration of corporate social responsibility for environmental protection		100,000				3,254
Amount contributed related party transactions		120,000	3,805	110,000	$ 100,000
ASE Cultural and Educational Foundation [member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		20,000	$ 651	$ 10,000	$ 0
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection	30 years
Contribution to be made for environmental protection		$ 3,000,000				$ 97,624